RELATED PARTY TRANSACTIONS	12 Months Ended
Jun. 30, 2025
EBP 1-4-1 Plan
EBP, Related Party and Party-in-Interest Transactions [Line Items]
RELATED PARTY TRANSACTIONS	RELATED PARTY TRANSACTIONS
At June 30, 2025 and 2024, 523,536 and 536,668 shares of the Company’s common stock were held by the Plan respectively. The cost of this stock at June 30, 2025 and 2024 was £43,516,400 and £41,145,433 respectively.
During the years ended June 30, 2025, 2024 and 2023, the Plan recorded dividend income from the Company’s common stock of £1,329,508, £1,367,901 and £1,439,983, respectively.
Contributions from participating Procter & Gamble companies of £3,357,627, £3,166,099 and £2,902,229 were recorded for the years ended June 30, 2025, 2024 and 2023, respectively. Amounts payable to participating Procter & Gamble companies of £0 and £0 were recorded at June 30, 2025 and 2024 respectively.
Also, the Plan received reimbursements for administrative expenses from the participating Procter & Gamble companies for the years ended June 30, 2025, 2024 and 2023 of £16,888, £4,547 and £8,870 respectively.
Amounts of £4,232, £22,195 and £210,581 were paid to participating companies in the years ended June 30, 2025, 2024 and 2023. These amounts relate to surplus funds received by the Plan to cover administrative expenses, and interest income on surplus funds.
Audit fees of £31,200, £30,160 and £29,000 were incurred for the years ended June 30, 2025, 2024 and 2023 respectively. These fees were paid by the participating Procter & Gamble companies (Note 6) on behalf of the Plan.